Interest Receivable (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Interest receivable	$ 52,332	$ 49,020
Loans Receivable [Member]
Interest receivable	38,997	37,349
Collateralized Mortgage Backed Securities [Member]
Interest receivable	11,293	9,159
Investment Securities [Member]
Interest receivable	$ 2,042	$ 2,512